Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000239891 | Taiwan Semiconductor Manufacturing8338181
Holdings [Line Items]
Percent of Total Investments	9.80%
C000239891 | ICICI Bank8338177
Holdings [Line Items]
Percent of Total Investments	3.30%
C000239891 | MediaTek8338168
Holdings [Line Items]
Percent of Total Investments	3.20%
C000239891 | Quanta Computer8338170
Holdings [Line Items]
Percent of Total Investments	3.00%
C000239891 | Hon Hai Precision Industry8338166
Holdings [Line Items]
Percent of Total Investments	2.90%
C000239891 | Zomato8338124
Holdings [Line Items]
Percent of Total Investments	2.30%
C000239891 | HDFC Bank8338175
Holdings [Line Items]
Percent of Total Investments	2.10%
C000239891 | Samsung Electronics8338078
Holdings [Line Items]
Percent of Total Investments	2.10%
C000239891 | Apollo Hospitals Enterprise8338092
Holdings [Line Items]
Percent of Total Investments	2.00%
C000239891 | TVS Motor8338122
Holdings [Line Items]
Percent of Total Investments	2.00%
C000239891 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239891 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239891 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239891 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000239891 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000239891 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000239891 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000239891 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000239891 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000239891 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000239891 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000239891 | India
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000239894 | Taiwan Semiconductor Manufacturing8338218
Holdings [Line Items]
Percent of Total Investments	9.80%
C000239894 | Tencent Holdings8338282
Holdings [Line Items]
Percent of Total Investments	4.70%
C000239894 | Midea Group8338260
Holdings [Line Items]
Percent of Total Investments	2.90%
C000239894 | Trip.com Group8338222
Holdings [Line Items]
Percent of Total Investments	2.80%
C000239894 | Hon Hai Precision Industry8338338
Holdings [Line Items]
Percent of Total Investments	2.70%
C000239894 | Kolmar Korea8338314
Holdings [Line Items]
Percent of Total Investments	2.60%
C000239894 | ICICI Bank8338210
Holdings [Line Items]
Percent of Total Investments	2.60%
C000239894 | MediaTek8338202
Holdings [Line Items]
Percent of Total Investments	2.50%
C000239894 | Prestige Estates Projects8338302
Holdings [Line Items]
Percent of Total Investments	2.30%
C000239894 | Apollo Hospitals Enterprise8338290
Holdings [Line Items]
Percent of Total Investments	2.30%
C000239894 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000239894 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000239894 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000239894 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000239894 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000239894 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000239894 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000239894 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000239894 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000239894 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000239894 | India
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000239894 | China
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000219481 | U.S. Treasury Notes8337423
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219481 | Eskom Holdings SOC8337400
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219481 | Argentine Republic Government International Bond8337052
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219481 | Peruvian Government International Bond8337294
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219481 | Republic of Poland Government International Bond8337310
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219481 | Republic of South Africa Government International Bond8337416
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219481 | Chile Electricity Lux MPC Sarl8337083
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219481 | Empresa Nacional del Petroleo8337096
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219481 | Saudi Government International Bond8337354
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219481 | Angolan Government International Bond8337047
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219481 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219481 | Chile
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219481 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000219481 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219481 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219481 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219481 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219481 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219481 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219481 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219481 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219481 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219481 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243178 | Petroleo Brasileiro8338463
Holdings [Line Items]
Percent of Total Investments	9.70%
C000243178 | NU Holdings8338421
Holdings [Line Items]
Percent of Total Investments	9.40%
C000243178 | Itau Unibanco Holding8338461
Holdings [Line Items]
Percent of Total Investments	8.20%
C000243178 | Vale8338467
Holdings [Line Items]
Percent of Total Investments	7.30%
C000243178 | WEG8338448
Holdings [Line Items]
Percent of Total Investments	5.60%
C000243178 | PRIO8338440
Holdings [Line Items]
Percent of Total Investments	4.80%
C000243178 | Banco Bradesco8338454
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243178 | Raia Drogasil8338442
Holdings [Line Items]
Percent of Total Investments	3.70%
C000243178 | Localiza Rent a Car8338436
Holdings [Line Items]
Percent of Total Investments	3.60%
C000243178 | Banco BTG Pactual8338426
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243178 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243178 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243178 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243178 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000243178 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000243178 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243178 | Energy
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000243178 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000243177 | Reliance Industries8338359
Holdings [Line Items]
Percent of Total Investments	8.10%
C000243177 | ICICI Bank8338409
Holdings [Line Items]
Percent of Total Investments	7.40%
C000243177 | HDFC Bank8338377
Holdings [Line Items]
Percent of Total Investments	6.60%
C000243177 | Larsen & Toubro8338381
Holdings [Line Items]
Percent of Total Investments	6.30%
C000243177 | Infosys8338411
Holdings [Line Items]
Percent of Total Investments	5.40%
C000243177 | Tata Consultancy Services8338395
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243177 | Axis Bank8338365
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243177 | United Spirits8338405
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243177 | UltraTech Cement8338403
Holdings [Line Items]
Percent of Total Investments	3.60%
C000243177 | Tata Steel8338399
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000243177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243177 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243177 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000243177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000243177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000243177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243177 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243177 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%